Convertible promissory Notes - Additional Information (Detail) (USD $)	6 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Oct. 31, 2012 Convertible promissory notes	Dec. 31, 2012 Convertible promissory notes
Debt Instrument [Line Items]
Amount obtained in exchange for convertible promissory notes net of offering costs	$ 100,000	$ 15,163,004	$ 15,163,004
Offering Cost			26,888
Debt, interest accrual percentage			6.00%
Number of shares debt plus accrued interest will be converted to			5,051,960
Debt, conversion price per share			$ 3.01
Amortization of fees associated with debt issuance				$ 16,880